Schedule of Investments (a)
December 31, 2025

Corporate Bonds & Notes - 75.10%
Name of Issuer	Principal	Value
Aerospace / Defense - 3.86%
Moog, Inc., 4.25%, 12/15/27 (c)	$5,000,000	$4,952,115

Building Products - 7.49%
Builders Firstsource, Inc., 4.25%, 2/01/32 (c)	5,000,000	4,761,055
Louisiana Pacific Corp., 3.625%, 3/15/29 (c)	5,000,000	4,847,325
		9,608,380
Chemicals - 3.53%
Chemours Co., 4.625%, 11/15/29 (c)	5,000,000	4,521,065

Coal - 0.20%
Westmoreland Mining Holdings LLC, 8%, 11/4/30 (d)	644,681	251,426

Energy/Natural Resources - 3.91%
Comstock Resources, Inc., 6.75%, 3/01/29 (c)	5,000,000	5,011,090

Food & Beverage - 7.61%
Darling Ingredients, Inc., 5.25%, 4/15/27 (c)	4,750,000	4,745,108
Performance Food Group, Inc., 5.5%, 10/15/27 (c)	5,000,000	5,007,040
		9,752,148

Gaming - 1.49%
MGM Growth Properties Operating Partnership, 3.875%, 2/15/29	2,000,000	1,903,100

Homebuilders - 4.03%
KB Home, 7.25%, 7/15/30	5,000,000	5,165,315

Industrial Servicing / Manufacturing - 4.56%
Fortress Transportation and Infrastructure Investors LLC, 5.5%, 5/01/28 (c)	750,000	750,864
XPO, Inc., 6.25%, 6/01/28 (c)	5,000,000	5,097,885
		5,848,749
Office Electronics - 3.90%
Pitney Bowes, Inc., 6.875%, 3/15/27 (c)	5,000,000	5,002,915

Oil & Gas Drlling - 4.19%
Tidewater, Inc., 9.125%, 7/15/30 (c)	5,000,000	5,366,425

Paper Product - 2.33%
Graphic Packaging International, 4.75%, 7/15/27 (c)	3,000,000	2,992,407

Retail Food Chains - 0.93%
Brinker International, Inc., 8.25%, 7/15/30 (c)	1,130,000	1,196,282

Retail General - 3.88%
Under Armour, Inc., 3.25%, 6/15/26	5,000,000	4,974,090

Technology - 12.47%
Fair Isaac Corp., 5.25%, 5/15/26 (c)	5,000,000	5,006,265
Iron Mountain, Inc., 4.5%, 2/15/31 (c)	1,000,000	953,496
Iron Mountain, Inc., 5.625%, 7/15/32 (c)	4,000,000	3,937,088
SS&C Technologies, Inc., 5.5%, 9/30/2027 (c)	5,000,000	5,004,370
Western Digital Corp., 4.75%, 2/15/26	1,087,000	1,084,156
		15,985,375
Tobacco - 7.63%
Pyxus Holdings, Inc., 8.5%, 12/31/27 (c)	10,845,675	9,774,643

Wireless Telecom - 3.09%
Altice France Holdings SA, 9.5%, 11/01/29 (c)	3,850,500	3,961,441

Total Corporate Bonds & Notes — (cost -$94,586,745)		$96,266,966

GDP-Linked Bonds - 0.77%
Name of issuer	Principal	Value
Republic of Argentina GDP Linked Security, 0% FRN (based on the performance of	$34,386,574	$992,740
Argentina's GDP), 12/15/35 (e)
Total GDP-Linked Bonds — (cost—$1,423,421)		$992,740

Common Stock - 16.95%	Number of
Name of issuer	Shares	Value
Chemicals - 2.20%
Ingevity Corp. (e)	602	$35,626
NL Industries, Inc.	510,200	2,790,794
		2,826,420

Coal - 0.04%
Westmet Group Holdings (b) (d) (e)	22,614	45,228
Westmoreland Mining Holdings LLC, Class A Units (b) (d) (e)	22,417	11,208
		56,436
Electrical Utility - 7.66%
Homer City Holdings, LLC (b) (d) (e)	196,288	9,814,400

Energy / Natural Resources - 0.31%
Talos Energy, Inc. (e)	35,718	393,612

Food Processing - 2.45%
Viskase Cos., Inc. (e)	3,052,635	3,135,056

Metals & Mining - 1.97%
American Gilsonite (b) (d) (e)	1,597,765	2,530,860
Metals Recovery Holdings, LLC (b) (d) (e)	21,539	0
		2,530,860
Oil & Gas Drilling - 1.79%
Key Energy Services, Inc. (e)	129	240
Nabors Industries LTD. (e)	42,311	2,297,487
		2,297,727
Packaging & Container - 0.11%
Smurfit WestRock PLC	3,626	140,217

Transportation - 0.11%
Getlink SA (France)	7,349	135,832

Wireless Telecom - 0.31%
Altice France Luxco 3 (France)	22,638	398,995

Total Common Stock — (cost—$37,874,991)		$21,729,555

Repurchase Agreement - 5.50%
Name of Issuer	Principal	Value
State Street Bank & Trust Co. 1.06% dated 12/31/25, to be
repurchased at $7,044,930 on 01/02/2026 (f)
Total Repurchase Agreement - (cost - $7,044,515)	$7,044,515	$7,044,515

Total Investments - 98.32% (cost—$140,929,672)		$126,033,776

Net Other Assets and Liabilities - 1.68%		2,155,693

Net Assets - 100%		$128,189,469

(a)	Portions of the portfolio may be pledged to collateralize short term borrowings when utilized.
(b)	Fair value determination using significant unobersvable inputs in accordance with consistently
	applied procedures approved by the Board of Trustees. The aggregate market value of good faith
	securities as of December 31, 2025 was $12,401,696 which represents 9.67% of total net assets.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may
	be resold in transactions exempt from registration, normally to qualified institutional buyers. At the
	period end, the value of these securities amounted to $82,888,879 which represents 64.66% of total net assets.
	These securities are generally deemed liquid.
(d)	All or a portion of the security is restricted. The Trust may acquire restricted securities which
	are subject to legal or contractual restrictions on resale and may be illiquid.
	The aggregate market value of restricted securities as of December 31, 2025
	was $12,653,122 which represents 9.87% of total net assets. Additional information on
	each holding is as follows:
	Security	Acquisition Date	Acquisition Cost
	American Gilsonite	1/2/17 - 8/26/21	$9,640,360
	Metals Recovery Holdings, LLC	9/30/2016 - 12/10/2019	$1,999,343
	Homer City Holdings, LLC	4/6/2017	$588,216
	Westmoreland Mining Holdings LLC, 8% 11/4/30	5/4/2023	$611,587
	Westmoreland Mining Holdings LLC, Class A Units	3/15/2019 - 5/4/2023	$861,283
	Westmet Group Holdings	5/4/2023	$135,685
(e)	Non-income producing security.
(f)	Acquired on December 31, 2025. Collateralized by $7,185,405 of US Treasury
	Bond due 11/15/55. The maturity value is $7,044,930.
(g)	Non-income producing security due to default or bankruptcy filing.

	FRN Floating Rate Note - rates reflected are as of December 31, 2025

Investment Valuation

Accounting Standards Codification ASC 820, Fair Value Measurements and Disclosures (ASC 820) defines fair value as the price that would be received to sell an investment in an orderly transaction  between two market participants at the measurement date. ASC 820 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust's own market assumptions (unobservable inputs). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of certain inputs to the fair value measurement requires judgments and considers factors that may be specific to each security. The various inputs that may be used to determine the value of the Trust's investments are summarized in the following fair value hierarchy:

Level 1 -	Unadjusted quoted prices in active markets for identical securities.
Level 2 -	Other significant observable inputs based on data obtained from various pricing sources (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -	Significant unobservable inputs including the Trust's own assumptions used to determine the fair value of investments. Factors considered in making such determinations may include, but are not limited to, information obtained directly from the company or analysts and the analysis of the company's financial statements or other documents.

The following table summarized the Trust's investment as of December 31, 2025, based on the inputs used to value them.

				Total as of
	Level 1	Level 2	Level 3	12/31/2025
Corporate Bonds & Notes	$-	$96,266,966	$-	$96,266,966
Common Stock	6,056,971	3,270,888	12,401,696	21,729,555
GDP Linked Bonds	-	992,740	-	992,740
Repurchase Agreement	-	7,044,515	-	7,044,515
	$6,056,971	$107,575,109	$12,401,696	$126,033,776

Transfers between hierarchy levels may occur due to market fluctuation, changes in valuation techniques and/or changes in the availability of market data used in the determination of an investment’s valuation. The Trust recognizes transfers between the levels at the end of each period.  For the period ended December 31, 2025, there were no transfers among levels. At December 31, 2025, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value, is as follows:

	Corporate Bonds,	Common	Totals
	& Notes	Stock	12/31/2025

Beginning Balance @ 9/30/2025	$-	$13,684,553	$13,684,553

Purchases / PIK Interest	-	-	-

Sales	-	(1,252,500)	(1,252,500)

Realized Gain(Loss)	(211,506)	(568,659)	(780,165)

Net Change in Unrealized
Appreciation/(Depreciation)	211,506	538,302	749,808

Transfers into Level 3 from	-	-	-
Level 2

Transfers out of Level 3	-	-	-
into Level 2

Ending Balance @ 12/31/2025	$-	$12,401,696	$12,401,696

Change in Unrealized Gain / (Loss) for Positions Still Held at December 31, 2025

Common Stock	$(30,357)

The Financial Accounting Standard Board (FASB) issued guidance that a reporting entity should disclose quantitative information about the unobservable inputs used in the fair value determinations that are categorized in the Level 3 hierarchy.  The guidance also required additional disclosure regarding the valuation process used and the sensitivity of the fair value measurements to changes in unobservable inputs and the interrelationships between those unobservable inputs within Level 3. The following table presents a summary of valuation techniques, inputs and quantitative information used in determining the fair value of the Trust’s Level 3 securities as of December 31, 2025:

			Significant		Increase to
		Valuation	Unobservable		Valuation from an
Investment Type	Fair Value	Technique	Inputs	Range	Increase in Input (1)
Common Stock
Coal	$45,228	Third Party Vendor (2)	Broker Quote	$2.00 - $2.75	Increase

Coal	11,208	Third Party Vendor (2)	Broker Quote	$0.50 - $1.00	Increase

Electrical Utility	9,814,400	Market Transaction (2)	Recent Transaction	$50	Increase

Metals and Mining	2,530,860	Market Comparable (3)	EBITDA	7.0x - 9.6x	Increase
			Multiple
Metals and Mining	0	Market Approach (4)	Recovery Rate	N/A	Increase

	$12,401,696

(1)	This column represents the direction change in the fair value of the Level 3 securities that would result from an increase to the corresponding unobservable input. A decrease to the unobservable inputs would have the opposite effect. Significant increases and decreases of these inputs could result in significantly higher or lower fair value determinations.
(2)	Certain of the Trust’s Level 3 investments have been valued using unadjusted inputs that have not been internally developed by the Trust including third-party transactions and quotations.
(3)	Earnings multiples are based on comparable companies and transactions of comparable companies.
(4)	A market approach using the value of the underlying assets of a company.

For additional information on the Trust's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.